     SUPPLEMENT NO. 1 dated June 22, 2001
--------------------------------------------------------------------------------
TO   PROSPECTUS dated August 1, 2000

FOR  STATE STREET RESEARCH MONEY MARKET FUND
     A SERIES OF STATE STREET RESEARCH MONEY MARKET TRUST

     INVESTMENT MANAGEMENT
     Under the above caption on page 2 of the Prospectus, the second full paragraph is revised in its entirety to read as follows:

     "Investments typically include instruments such as commercial paper that are used by corporations for short-term borrowings, as well as bank instruments such as certificates of deposit. If it chooses, the fund may invest all of its assets in any one type of first tier securities. The fund may invest in restricted securities. These securities generally are sold to institutional investors and are subject to limitations on how they can be resold."





[LOGO] STATE STREET RESEARCH                                        MM-4093-0601
                                                 Control Number: (exp0801)SSR-LD

                      SUPPLEMENT NO. 1 DATED JUNE 22, 2001
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2000
                                       FOR
                     STATE STREET RESEARCH MONEY MARKET FUND

              (A SERIES OF STATE STREET RESEARCH MONEY MARKET TRUST)


         The text under the caption "Restricted Securities" on page I, 1-3 in
Section I of the Statement of Additional Information ("SAI") is hereby revised in its entirety to read as follows:

"RESTRICTED OR ILLIQUID SECURITIES
 ---------------------------------

                  Many of the securities that comprise the markets for short-term money market investments are not registered with the SEC and are therefore restricted as to how they can be resold. However, a number of institutions such as the Fund trade in the restricted securities in these markets. The Fund may invest without limit in restricted securities. While some of these securities may be illiquid when issued or could become illiquid, the Fund limits its holdings of illiquid securities to 10% of its net assets.

                  The restricted securities in which the Fund invests include various kinds of money market investments, such as commercial paper issued by corporations and financial institutions, as well as commercial paper backed by pools of assets, such as credit card receivables. Some of these restricted securities may be deemed to be liquid because, among other things, they can be resold among qualified institutional buyers under a special SEC rule, Rule 144A. However, the Rule 144A market is still developing and there is no assurance that securities that may be resold under Rule 144A will maintain their liquidity. "











CONTROL NUMBER:  (exp0801)SSR-LD                                    MM-4094-0601